BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

July 31, 2024 (unaudited)

Shares/ Units		Value
	COMMON STOCK (91.8%)
	CANADA (8.4%)
	BASIC MATERIALS
177,100	Franco-Nevada Corp.	$22,822,317

	COMMUNICATIONS
177,852	Shopify, Inc. (Class A)[1]	10,884,542

	CONSUMER CYCLICAL
492,306	Alimentation Couche-Tard, Inc.	30,348,143

	FINANCIALS
1,596,103	Brookfield Corp.	77,836,972

	INDUSTRIALS
197,516	Canadian Pacific Kansas City, Ltd.	16,563,505

	TECHNOLOGY
7,522	Constellation Software, Inc.	23,733,758
	Total Canada	182,189,237

	DENMARK (2.6%)
	ENERGY
1,123,476	Vestas Wind Systems A/S1	27,755,495

	INDUSTRIALS
151,098	DSV A/S	27,713,298
	Total Denmark	55,468,793

	FINLAND (1.5%)
	INDUSTRIALS
621,560	Kone Oyj (Class B)	31,719,722
	Total Finland	31,719,722

	FRANCE (12.9%)
	CONSUMER CYCLICAL
19,456	Kering S.A.	5,981,534
23,326	LVMH Moet Hennessy Louis Vuitton SE	16,437,400
		22,418,934
	CONSUMER NON-CYCLICAL
14,948	L'Oreal S.A.	6,471,805
172,808	Sartorius Stedim Biotech	34,183,617
		40,655,422
	INDUSTRIALS
318,537	Safran S.A.	69,837,311
139,854	Schneider Electric SE	33,642,061
325,867	Thales S.A.	51,693,397
		155,172,769

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	FRANCE (continued)
	TECHNOLOGY
184,038	Capgemini SE	$36,518,433
655,003	Dassault Systemes SE	24,797,307
		61,315,740
	Total France	279,562,865

	GERMANY (8.5%)
	CONSUMER CYCLICAL
224,054	Adidas AG	56,044,309

	FINANCIALS
150,279	Deutsche Boerse AG	30,761,076

	INDUSTRIALS
68,624	Rheinmetall AG	37,397,010

	TECHNOLOGY
292,302	SAP SE	61,660,448
	Total Germany	185,862,843

	HONG KONG (0.6%)
	FINANCIALS
1,879,500	AIA Group, Ltd.	12,528,397
	Total Hong Kong	12,528,397

	INDIA (1.3%)
	FINANCIALS
470,700	HDFC Bank, Ltd. ADR	28,246,707
	Total India	28,246,707

	IRELAND (8.2%)
	CONSUMER CYCLICAL
232,200	Ryanair Holdings, Plc. ADR	23,521,860

	CONSUMER NON-CYCLICAL
116,561	ICON, Plc. ADR[1]	38,283,295

	INDUSTRIALS
1,047,355	CRH, Plc.	89,758,324
609,431	Smurfit WestRock, Plc.	26,997,038
		116,755,362
	Total Ireland	178,560,517

	JAPAN (10.4%)
	CONSUMER CYCLICAL
381,400	Nintendo Co., Ltd.	21,096,154
341,900	Sony Group Corp.	30,286,356
2,271,200	Suzuki Motor Corp.	26,272,513
		77,655,023

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	JAPAN (continued)
	CONSUMER NON-CYCLICAL
473,800	Eisai Co., Ltd.	$18,072,778
186,630	Recruit Holdings Co., Ltd.	10,619,801
		28,692,579
	INDUSTRIALS
118,900	Daikin Industries, Ltd.	17,144,517
21,918	Keyence Corp.	9,493,166
946,400	Komatsu, Ltd.	27,025,007
		53,662,690
	TECHNOLOGY
438,950	Obic Co., Ltd.	66,555,378
	Total Japan	226,565,670

	JERSEY (2.5%)
	CONSUMER NON-CYCLICAL
1,165,070	Experian, Plc.	54,851,779
	Total Jersey	54,851,779

	LUXEMBOURG (0.5%)
	COMMUNICATIONS
33,693	Spotify Technology S.A.[1]	11,588,370
	Total Luxembourg	11,588,370

	NETHERLANDS (5.0%)
	COMMUNICATIONS
764,085	Prosus NV1	26,555,326

	CONSUMER CYCLICAL
1,538,930	Universal Music Group NV	36,596,786

	CONSUMER NON-CYCLICAL
72,755	Heineken NV	6,453,145

	TECHNOLOGY
21,937	ASML Holding NV	20,147,641
599,714	STMicroelectronics NV	19,918,763
		40,066,404
	Total Netherlands	109,671,661

	SINGAPORE (1.5%)
	FINANCIALS
1,153,360	DBS Group Holdings, Ltd.	31,606,481
	Total Singapore	31,606,481

	SOUTH KOREA (2.8%)
	FINANCIALS
435,556	KB Financial Group, Inc.	27,862,041

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	SOUTH KOREA (continued)
	TECHNOLOGY
528,894	Samsung Electronics Co., Ltd.	$32,687,982
	Total South Korea	60,550,023

	SPAIN (1.6%)
	CONSUMER CYCLICAL
528,733	Amadeus IT Group S.A.	34,758,256
	Total Spain	34,758,256

	SWEDEN (2.3%)
	CONSUMER NON-CYCLICAL
988,870	Essity AB (Class B)	27,788,767

	FINANCIALS
2,124,753	Svenska Handelsbanken AB (Class A)	21,380,551
	Total Sweden	49,169,318

	SWITZERLAND (3.9%)
	CONSUMER CYCLICAL
119,135	Cie Financiere Richemont S.A. (Class A)	18,098,622

	CONSUMER NON-CYCLICAL
501,638	Alcon, Inc.	47,333,588
44,141	Sonova Holding AG	13,440,237
		60,773,825
	FINANCIALS
4,751	Partners Group Holding AG	6,381,104
	Total Switzerland	85,253,551

	TAIWAN (3.5%)
	TECHNOLOGY
310,994	MediaTek, Inc.	11,848,524
393,480	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	65,238,984
	Total Taiwan	77,087,508

	UNITED KINGDOM (10.7%)
	CONSUMER CYCLICAL
379,421	Compass Group, Plc.	11,661,353
237,567	Next, Plc.	27,711,576
		39,372,929
	CONSUMER NON-CYCLICAL
4,544,608	Rentokil Initial, Plc.	27,665,894

	FINANCIALS
698,223	London Stock Exchange Group, Plc.	84,961,426

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Shares/ Units			Value
	COMMON STOCK (continued)
	UNITED KINGDOM (continued)
	INDUSTRIALS
3,920,653	BAE Systems, Plc.		$65,352,328
2,102,095	Melrose Industries, Plc.		15,865,030
			81,217,358
	Total United Kingdom		233,217,607

	UNITED STATES (3.1%)
	CONSUMER NON-CYCLICAL
326,950	Revvity, Inc.		41,068,190
55,417	S&P Global, Inc.		26,862,282
	Total United States		67,930,472
	Total Common Stock (Cost $1,556,570,884)		1,996,389,777

	REGISTERED INVESTMENT COMPANIES (3.7%)
	UNITED STATES (3.7%)
80,300,000	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class		80,300,000
	Total United States		80,300,000
	Total Registered Investment Companies (Cost $80,300,000)		80,300,000

	PREFERRED STOCKS (0.9%)
	GERMANY (0.9%)
	CONSUMER CYCLICAL
260,096	Dr Ing hc F Porsche AG (Class Preference)[2]		19,625,772
	Total Germany		19,625,772
	Total Preferred Stocks (Cost $24,515,873)		19,625,772

	WARRANTS (0.0%)
	CANADA (0.0%)
18,143	Constellation Software, Inc., expires 03/31/2040[1,3]		0
	Total Canada		0
	Total Warrants (Cost $0)		0

TOTAL INVESTMENTS (Cost $1,661,386,757)[4]		96.4%	$2,096,315,549
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		3.6%	77,561,557
NET ASSETS		100.00%	$2,173,877,106

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2024 was $19,625,772 or 0.9% of net assets.
[3]	Security that used significant unobservable inputs to determine fair value.
[4]	The aggregate cost for federal income tax purposes is $1,661,386,757, the aggregate gross unrealized appreciation is $516,197,442 and the aggregate gross unrealized depreciation is $81,268,650, resulting in net unrealized appreciation of $434,928,792.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security's country of incorporation.

Abbreviation:

ADR – American Depositary Receipt.

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2024
Common Stock:
Canada	$182,189,237	$–	$–	$182,189,237
Denmark	–	55,468,793	–	55,468,793
Finland	–	31,719,722	–	31,719,722
France	–	279,562,865	–	279,562,865
Germany	–	185,862,843	–	185,862,843
Hong Kong	–	12,528,397	–	12,528,397
India	28,246,707	–	–	28,246,707
Ireland	151,563,479	26,997,038	–	178,560,517
Japan	–	226,565,670	–	226,565,670
Jersey	–	54,851,779	–	54,851,779
Luxembourg	11,588,370	–	–	11,588,370
Netherlands	–	109,671,661	–	109,671,661
Singapore	–	31,606,481	–	31,606,481
South Korea	–	60,550,023	–	60,550,023
Spain	–	34,758,256	–	34,758,256
Sweden	–	49,169,318	–	49,169,318
Switzerland	–	85,253,551	–	85,253,551
Taiwan	65,238,984	11,848,524	–	77,087,508
United Kingdom	–	233,217,607	–	233,217,607
United States	67,930,472	–	–	67,930,472
Registered Investment Companies:
United States	80,300,000	–	–	80,300,000
Preferred Stocks:
Germany	–	19,625,772	–	19,625,772
Warrants:
Canada	–	–	0	0
Total Investments, at value	$587,057,249	$1,509,258,300	$0	$2,096,315,549

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2024:

Warrants
Balance as of October 31, 2023	$0
Purchases	–
Sales/Paydowns	–
Realized gains/(losses)	–
Change in unrealized appreciation/(depreciation)	–
Amortization	–
Transfers from Level 3	–
Transfers to Level 3	–
Balance as of July 31, 2024	$0

The Fund investment classified as Level 3 was deemed to have no value as of July 31, 2024.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.